Shareholder Report, Line Graph (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 1,724,630	$ 1,582,051	$ 1,531,050	$ 1,617,802	$ 1,392,977	$ 1,439,470	$ 1,147,760	$ 1,248,005	$ 1,126,411	$ 1,000,000	$ 1,949,536
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	2,728,073	2,288,759	1,839,612	2,236,140	1,827,696	1,568,889	1,221,857	1,331,066	1,081,531	1,000,000	$ 3,317,321
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	1,988,183	1,799,927	1,745,846	1,821,432	1,574,200	1,628,608	1,291,096	1,333,510	1,117,618	1,000,000	$ 2,292,422
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Brookfield Global Infrastructure Index TR
Accumulated Value	$ 1,781,731	$ 1,601,364	$ 1,507,388	$ 1,585,229	$ 1,318,448	$ 1,457,078	$ 1,151,535	$ 1,259,031	$ 1,116,809	$ 1,000,000	$ 2,031,989